UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8709

Salomon Brothers High Income Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: April 30,

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS HIGH INCOME FUND II INC.

FORM N-Q

JULY 31, 2005

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited)	July 31, 2005

FACE AMOUNT	SECURITY(a)	VALUE
CORPORATE BONDS & NOTES - 56.8%
Advertising - 0.5%
$2,500,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (b)	$2,487,500
2,100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08 (c)	1,590,750
3,600,000	SITEL Corp., Senior Subordinated Notes, 9.250% due 3/15/06	3,600,000

	Total Advertising	7,678,250

Aerospace/Defense - 1.2%
3,325,000	Alliant Techsystems Inc., Senior Subordinated Notes, 8.500% due 5/15/11	3,541,125
4,200,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	4,599,000
5,500,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	5,912,500
4,000,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	4,460,000

	Total Aerospace/Defense	18,512,625

Airlines - 0.2%
	Continental Airlines Inc., Pass-Through Certificates:
1,141,346	Series 1998-1C, Series B, 6.541% due 9/15/08	1,031,544
675,000	Series 1998-3, 7.250% due 11/1/05	669,082
1,736,840	Series 2000-2, Class C, 8.312% due 4/2/11	1,424,272

	Total Airlines	3,124,898

Apparel - 0.7%
	Levi Strauss & Co., Senior Notes:
1,150,000	8.254% due 4/1/12 (d)	1,155,750
810,000	12.250% due 12/15/12	913,275
4,825,000	9.750% due 1/15/15	5,090,375
3,275,000	Tommy Hilfiger USA Inc., Notes, 6.850% due 6/1/08 (c)	3,307,750

	Total Apparel	10,467,150

Auto Manufacturers - 1.7%
	Ford Motor Co.:
	Debentures:
1,050,000	6.625% due 10/1/28	821,799
1,150,000	8.900% due 1/15/32 (c)	1,050,186
16,475,000	Notes, 7.450% due 7/16/31 (c)	14,004,524
	General Motors Corp., Senior Debentures:
2,375,000	8.250% due 7/15/23 (c)	2,137,500
9,375,000	8.375% due 7/15/33 (c)	8,507,813

	Total Auto Manufacturers	26,521,822

Auto Parts & Equipment - 0.5%
2,100,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13 (c)	2,152,500
1,700,000	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13 (c)	1,946,500
2,409,000	TRW Automotive Inc., Senior Subordinated Notes, 9.375% due 2/15/13	2,710,125

	Total Auto Parts & Equipment	6,809,125

Building Materials - 0.9%
8,500,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 12.010% due 3/1/14	5,440,000
4,175,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	4,086,281
5,075,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	4,466,000

	Total Building Materials	13,992,281

Chemicals - 4.9%
7,230,000	Acetex Corp., Senior Notes, 10.875% due 8/1/09	7,663,800

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY(a)	VALUE
Chemicals (continued)
$2,500,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	$2,718,750
981,818	Applied Extrusion Technologies Inc., Senior Notes, 12.000% due 3/15/12 (b)(c)(e)	978,248
2,800,000	Borden Chemicals & Plastics LP, Notes, 9.500% due 5/1/05 (e)(f)(g)	49,000
2,850,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (b)	2,960,437
3,500,000	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.625% due 5/1/11	3,920,000
8,500,000	FMC Corp., Debentures, 7.750% due 7/1/11	9,392,500
	Huntsman International LLC, Senior Subordinated Notes:
3,873,000	10.125% due 7/1/09 (c)	4,018,237
675,000	7.375% due 1/1/15 (b)	688,500
3,675,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (b)	3,794,437
6,950,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	7,592,875
8,000,000	Key Plastics Holdings Inc., Senior Subordinated Notes, Series B, 10.250% due 3/15/07 (e)(f)(g)	90,000
	Lyondell Chemical Co., Senior Secured Notes:
2,575,000	9.500% due 12/15/08	2,745,594
1,400,000	11.125% due 7/15/12 (c)	1,594,250
117,000	Series B, 9.875% due 5/1/07 (c)	120,803
3,075,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,509,344
3,550,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08 (c)	3,887,250
4,250,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13 (c)	4,653,750
1,325,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	1,358,125
4,075,000	Resolution Performance Products Inc., Senior Subordinated Notes, 13.500% due 11/15/10 (c)	4,421,375
	Rhodia SA:
575,000	Senior Notes, 10.250% due 6/1/10 (c)	622,438
5,850,000	Senior Subordinated Notes, 8.875% due 6/1/11 (c)	5,703,750
1,657,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	1,808,201

	Total Chemicals	74,291,664

Commercial Services - 1.1%
2,100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,089,500
3,200,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	3,408,000
	Cenveo Corp.:
1,000,000	Senior Notes, 9.625% due 3/15/12	1,085,000
3,050,000	Senior Subordinated Notes, 7.875% due 12/1/13 (c)	2,962,312
	Iron Mountain Inc., Senior Subordinated Notes:
4,035,000	8.625% due 4/1/13	4,256,925
1,600,000	7.750% due 1/15/15	1,656,000
900,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	1,048,500

	Total Commercial Services	16,506,237

Computers - 0.7%
3,000,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09 (c)	3,206,250
1,350,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	1,409,063
5,175,000	Unisys Corp., Senior Notes, 8.125% due 6/1/06 (c)	5,317,312

	Total Computers	9,932,625

Containers & Packaging - 0.3%
3,750,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	3,806,250

Diversified Financial Services - 2.9%
	Alamosa Delaware Inc.:
4,430,000	Senior Discount Notes, 8.371% due 7/31/09	4,967,137

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY(a)	VALUE
Diversified Financial Services (continued)
$1,950,000	Senior Notes, 11.000% due 7/31/10	$2,232,750
3,104,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	3,523,040
	Ford Motor Credit Co.:
	Notes:
3,075,000	7.875% due 6/15/10 (c)	3,106,722
1,175,000	7.000% due 10/1/13 (c)	1,143,281
2,700,000	Senior Notes, 7.250% due 10/25/11 (c)	2,660,653
	General Motors Acceptance Corp.:
11,725,000	Bonds, 8.000% due 11/1/31 (c)	11,403,782
	Notes:
775,000	7.250% due 3/2/11 (c)	755,734
6,475,000	6.750% due 12/1/14 (c)	6,108,981
6,163,689	Iowa Select Farm LP, Secured Notes, 6.500% due 12/1/12 (b)	3,081,845
6,910,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.544% due 10/1/15 (c)	5,044,300

	Total Diversified Financial Services	44,028,225

Electric - 3.6%
	AES Corp., Senior Notes:
1,325,000	9.500% due 6/1/09	1,484,000
1,400,000	9.375% due 9/15/10 (c)	1,596,000
4,425,000	7.750% due 3/1/14 (c)	4,845,375
3,450,000	Allegheny Energy Supply Statutory Trust, Senior Secured Notes, Series 2001-A, 10.250% due 11/15/07 (b)	3,786,375
	Calpine Corp.:
6,180,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (b)(c)	4,789,500
500,000	Senior Notes, 7.875% due 4/1/08 (c)	353,750
1,575,000	Senior Secured Notes, 8.750% due 7/15/13 (b)(c)	1,181,250
2,500,000	Calpine Generating Co. LLC, Senior Secured Notes, 12.390% due 4/1/11 (c)(d)	2,387,500
	Edison Mission Energy, Senior Notes:
4,575,000	7.730% due 6/15/09	4,849,500
5,175,000	9.875% due 4/15/11 (c)	6,119,437
	Mirant Americas Generation LLC, Senior Notes:
2,075,000	7.625% due 5/1/06 (f)	2,401,813
2,925,000	9.125% due 5/1/31 (f)	3,480,750
7,315,000	NRG Energy Inc., Senior Secured Notes, 8.000% due 12/15/13	7,863,625
	Reliant Energy Inc., Senior Secured Notes:
5,325,000	9.250% due 7/15/10	5,857,500
3,975,000	9.500% due 7/15/13	4,442,062

	Total Electric	55,438,437

Electrical Components & Equipment - 0.1%
1,750,000	Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	1,627,500

Electronics - 0.1%
2,325,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	2,089,594

Entertainment - 1.9%
3,550,000	Argosy Gaming Co., Senior Subordinated Notes, 7.000% due 1/15/14	3,927,188
6,325,000	Cinemark Inc., Senior Discount Notes, step bond to yield 10.009% due 3/15/14	4,395,875
4,150,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	4,243,375
4,800,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14 (c)	4,860,000
2,475,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15 (c)	2,570,906

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY(a)	VALUE
Entertainment (continued)
$4,700,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	$4,970,250
	Six Flags Inc., Senior Notes:
84,000	8.875% due 2/1/10 (c)	83,370
1,500,000	9.750% due 4/15/13 (c)	1,471,875
2,225,000	9.625% due 6/1/14 (c)	2,172,156

	Total Entertainment	28,694,995

Environmental Control - 0.8%
	Aleris International Inc.:
1,525,000	Senior Notes, 9.000% due 11/15/14	1,605,063
2,225,000	Senior Secured Notes, 10.375% due 10/15/10	2,464,187
	Allied Waste North America Inc.:
	Senior Notes, Series B:
250,000	8.500% due 12/1/08	264,688
6,000,000	7.375% due 4/15/14 (c)	5,640,000
1,050,000	7.250% due 3/15/15 (b)(c)	1,039,500
1,617,000	Series B, Senior Secured Notes, 9.250% due 9/1/12 (c)	1,772,636

	Total Environmental Control	12,786,074

Food - 0.8%
5,250,000	Doane Pet Care Co., Senior Subordinated Notes, 9.750% due 5/15/07 (c)	5,197,500
1,600,000	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	1,776,000
385,368	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	287,099
4,675,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13 (c)	4,277,625

	Total Food	11,538,224

Forest Products & Paper - 1.0%
3,850,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30 (c)	3,773,000
4,375,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14 (c)	4,221,875
4,850,000	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10 (c)	4,728,750
1,000,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	925,000
1,000,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	940,000

	Total Forest Products & Paper	14,588,625

Health Care - Products - 0.4%
3,045,000	Accellent Corp., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	3,288,600
2,500,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12 (c)	2,700,000

	Total Health Care-Products	5,988,600

Health Care - Services - 2.0%
4,425,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	4,502,438
2,100,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (b)(c)	2,184,000
5,120,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	5,542,400
2,100,000	HCA Inc., Senior Notes, 6.375% due 1/15/15 (c)	2,159,900
4,800,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14 (c)	5,250,000
2,350,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	2,050,375
	Tenet Healthcare Corp., Senior Notes:
1,800,000	6.500% due 6/1/12 (c)	1,723,500
6,000,000	7.375% due 2/1/13 (c)	5,910,000
150,000	9.875% due 7/1/14	161,250

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY(a)	VALUE
Health Care - Services (continued)
$1,525,000	6.875% due 11/15/31	$1,265,750

	Total Health Care-Services	30,749,613

Home Furnishings - 0.4%
1,961,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08 (c)	1,872,755
4,425,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (c)	4,734,750

	Total Home Furnishings	6,607,505

Household Durables - 0.3%
5,225,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08 (c)	4,088,563

Household Products/Wares - 0.3%
4,350,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11 (c)	4,632,750

Iron/Steel - 0.0%
5,000,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (e)(f)(g)*	0

Leisure Time - 0.7%
5,000,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	5,075,000
2,225,000	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	2,325,125
3,325,000	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12 (c)	2,610,125

	Total Leisure Time	10,010,250

Lodging - 2.8%
3,055,000	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	3,322,313
	Caesars Entertainment Inc., Senior Subordinated Notes:
700,000	9.375% due 2/15/07	745,500
4,500,000	8.875% due 9/15/08	5,017,500
3,000,000	8.125% due 5/15/11 (c)	3,438,750
3,780,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)	4,380,075
3,000,000	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	3,303,750
3,750,000	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	4,031,250
3,850,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (c)	3,792,250
	MGM MIRAGE Inc.:
1,775,000	Senior Notes, 6.750% due 9/1/12	1,846,000
6,375,000	Senior Subordinated Notes, 9.750% due 6/1/07	6,908,906
4,300,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	4,837,500
475,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	491,625

	Total Lodging	42,115,419

Machinery - Construction & Mining - 0.3%
4,000,000	Terex Corp., Senior Subordinated Notes\Series B, 10.375% due 4/1/11	4,340,000

Machinery - Diversified - 0.4%
450,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	489,375
3,825,000	Flowserve Corp., Senior Subordinated Notes, 12.250% due 8/15/10	4,092,750
1,850,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	1,970,250

	Total Machinery-Diversified	6,552,375

Media - 5.9%
6,435,325	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	6,861,665
10,000,000	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 8.415% due 1/15/12 (c)	6,375,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY(a)	VALUE
Media (continued)
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
	Senior Discount Notes:
$4,530,000	11.750% due 1/15/10 (c)	$3,782,550
11,525,000	Step bond to yield 6.468% due 5/15/11	8,355,625
	Senior Notes:
350,000	8.625% due 4/1/09 (c)	281,750
50,000	10.750% due 10/1/09	41,250
925,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (b)	941,188
10,500,000	CSC Holdings Inc., Senior Subordinated Debentures, 10.500% due 5/15/16 (c)	11,471,250
	Dex Media East LLC/Dex Media East Finance Co.:
813,000	Senior Note, Series B, 12.125% due 11/15/12 (c)	973,568
1,750,000	Senior Notes, 9.875% due 11/15/09	1,929,375
4,500,000	Dex Media Inc., Discount Notes, step bond to yield 7.639% due 11/15/13 (c)	3,712,500
2,344,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	2,683,880
3,022,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	3,365,753
7,183,000	EchoStar DBS Corp., Senior Notes, 9.125% due 1/15/09 (c)	7,649,895
2,500,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 9.696% due 10/15/13 (c)	1,975,000
4,875,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13 (c)	5,009,062
4,825,000	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14 (b)	4,535,500
3,800,000	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	4,165,750
3,475,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11 (c)	3,739,969
4,625,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	4,798,437
	Yell Finance BV:
6,776,000	Senior Discount Notes, step bond to yield 10.409% due 8/1/11 (c)	6,843,760
606,000	Senior Notes, 10.750% due 8/1/11 (c)	671,145

	Total Media	90,163,872

Metal Fabricate-Hardware - 0.3%
1,525,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,639,375
4,375,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.610% due 4/15/14	3,215,625

	Total Metal Fabricate-Hardware	4,855,000

Mining - 0.3%
4,500,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (b)	4,623,750

Miscellaneous Manufacturing - 0.4%
2,100,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)(c)	2,079,000
7,000,000	KI Holdings Inc., Senior Discount Notes, step bond to yield 10.388% due 11/15/14	4,445,000
2,750,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (e)(f)(g)*	0

	Total Miscellaneous Manufacturing	6,524,000

Office Furnishings - 0.5%
	Interface Inc.:
2,875,000	Senior Notes, 10.375% due 2/1/10	3,205,625
1,500,000	Senior Subordinated Notes, 9.500% due 2/1/14 (c)	1,545,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY(a)	VALUE
Office Furnishings (continued)
$2,145,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	$2,397,037

	Total Office Furnishings	7,147,662

Office/Business Equipment - 0.1%
1,750,000	General Binding Corp., Senior Subordinated Notes, 9.375% due 6/1/08	1,776,250

Oil & Gas - 1.6%
6,250,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16 (b)	6,484,375
5,127,000	Magnum Hunter Resources Inc., Senior Notes, 9.600% due 3/15/12	5,716,605
	Pemex Project Funding Master Trust:
3,100,000	6.125% due 8/15/08	3,185,250
250,000	7.375% due 12/15/14 (c)	276,875
4,575,000	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14	4,963,875
2,000,000	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	2,125,000
1,000,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,095,000

	Total Oil & Gas	23,846,980

Oil & Gas Services - 0.2%
3,175,000	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	3,476,625

Packaging & Containers - 2.3%
4,050,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13	2,511,000
3,250,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	3,583,125
4,575,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (c)	4,712,250
3,800,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12 (c)	3,847,500
7,000,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11 (c)	7,735,000
2,000,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (c)	1,940,000
2,700,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)	1,822,500
4,950,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12 (c)	5,061,375
550,000	Stone Container Finance Corp., Senior Notes, 7.375% due 7/15/14 (c)	526,625
	Tekni-Plex Inc.:
1,525,000	Senior Secured Notes, 8.750% due 11/15/13 (b)(c)	1,372,500
2,725,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10 (c)	2,016,500

	Total Packaging & Containers	35,128,375

Pharmaceuticals* - 0.4%
3,975,000	aaiPharma Inc., Senior Subordinated Notes, 11.000% due 4/1/10 (c)(f)	3,706,687
2,025,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,944,000
565,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	563,588

	Total Pharmaceuticals	6,214,275

Pipelines - 2.9%
	Dynegy Holdings Inc.:
	Debentures:
4,550,000	7.125% due 5/15/18 (c)	4,436,250
8,350,000	7.625% due 10/15/26 (c)	8,183,000
2,000,000	Senior Secured Notes, 9.875% due 7/15/10 (b)	2,220,000
	El Paso Corp.:
	Medium-Term Notes:
5,425,000	7.800% due 8/1/31 (c)	5,506,375
6,325,000	7.750% due 1/15/32 (c)	6,435,687
5,200,000	Notes, 7.875% due 6/15/12 (c)	5,486,000
	Williams Cos. Inc.:
	Notes:

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY(a)	VALUE
Pipelines (continued)
$3,650,000	7.875% due 9/1/21	$4,243,125
3,225,000	8.750% due 3/15/32	4,007,063
3,700,000	Senior Notes, 7.625% due 7/15/19 (c)	4,236,500

	Total Pipelines	44,754,000

Real Estate Investment Trust - 0.8%
	Host Marriott LP, Senior Notes:
2,500,000	7.125% due 11/1/13 (c)	2,621,875
1,625,000	Series I, 9.500% due 1/15/07	1,724,531
3,400,000	Series O, 6.375% due 3/15/15 (c)	3,383,000
3,525,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11 (c)	3,762,937
825,000	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09 (c)	884,813

	Total Real Estate Investment Trust	12,377,156

Retail - 2.2%
4,050,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10 (c)	4,110,750
2,725,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	2,840,813
4,725,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12 (c)	5,079,375
2,400,000	Eye Care Centers of America Inc., Senior Subordinated Notes, 10.750% due 2/15/15 (b)	2,292,000
1,600,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12 (c)	1,504,000
3,325,000	Hines Nurseries Inc., Senior Subordinated Notes, 10.250% due 10/1/11	3,491,250
2,281,000	Jafra Cosmetics International Inc./Distribuidora Comercial Jafra SA de CV, Senior Subordinated Notes, 10.750% due 5/15/11	2,566,125
4,725,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14 (c)	4,707,281
	Rite Aid Corp., Notes:
1,000,000	6.000% due 12/15/05 (b)(c)	1,005,000
310,000	7.125% due 1/15/07	313,100
1,543,000	Saks Inc., Notes, 9.875% due 10/1/11 (c)	1,651,010
2,825,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09 (c)	2,874,437
1,425,000	Toys “R” Us Inc., Senior Notes, 7.375% due 10/15/18	1,157,813

	Total Retail	33,592,954

Semiconductors - 0.3%
	Amkor Technology Inc.:
2,825,000	Senior Notes, 9.250% due 2/15/08 (c)	2,683,750
2,300,000	Senior Subordinated Notes, 10.500% due 5/1/09 (c)	2,081,500

	Total Semiconductors	4,765,250

Telecommunications - 6.7%
	American Tower Corp., Senior Notes:
6,454,000	9.375% due 2/1/09 (c)	6,825,105
1,825,000	7.500% due 5/1/12 (c)	1,943,625
1,800,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 8.825% due 8/1/08	1,390,500
4,600,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	5,980,000
4,350,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10 (c)	4,632,750
1,375,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (b)(d)	1,409,375
3,200,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 8.772% due 2/1/15 (b)	2,216,000
12,600,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	11,403,000
6,075,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	6,849,562
14,050,000	Nextel Communications Inc., Senior Serial Redeemable Notes, 7.375% due 8/1/15	15,209,125
3,775,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	3,803,313
1,430,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	1,587,300

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT		SECURITY(a)	VALUE
Telecommunications (continued)
$7,325,000		Qwest Corp., Notes, 8.875% due 3/15/12	$8,057,500
		Qwest Services Corp., Senior Secured Notes:
8,325,000		13.500% due 12/15/10	9,615,375
2,071,000		14.000% due 12/15/14 (c)	2,516,265
4,175,000		SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	4,519,437
850,000		SpectraSite Inc., Senior Notes, 8.250% due 5/15/10	911,625
3,900,000		UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	4,372,875
3,800,000		U.S. Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	4,408,000
4,175,000		Western Wireless Corp., Senior Notes, 9.250% due 7/15/13	4,780,375

		Total Telecommunications	102,431,107

Textiles - 0.3%
3,275,000		Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	3,430,563
2,950,000		Simmons Bedding Co., Senior Discount Notes, step bond to yield 13.327% due 12/15/14 (b)	1,563,500

		Total Textiles	4,994,063

Transportation - 0.1%
1,675,000		General Maritime Corp., Senior Notes, 10.000% due 3/15/13	1,838,313
4,000,000		Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (e)(f)(g)*	0

		Total Transportation	1,838,313

		TOTAL CORPORATE BONDS & NOTES (Cost - $848,205,240)	866,029,308

CONVERTIBLE BONDS & NOTES - 0.2%
Electronics - 0.0%
568,000		Sanmina-SCI Corp., Subordinated Debentures, zero coupon bond to yield 4.072% due 9/12/20	308,850

Telecommunications - 0.2%
2,675,000		American Tower Corp., Notes, 5.000% due 2/15/10	2,664,969

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,682,408)	2,973,819

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
1,975,400		Airplanes Pass-Through Trust, Series 1, Class D, 10.875% due 3/15/12 (e)(f)(g)* (Cost - $2,055,768)	0

FACE AMOUNT†
SOVEREIGN BONDS - 22.8%
Argentina - 0.9%
		Republic of Argentina:
17,161,368	ARS	5.830% due 12/31/33	7,020,816
6,375,000		Discount Bonds, 3.010% due 8/3/12 (f)	5,769,375

		Total Argentina	12,790,191

Brazil - 5.3%
		Federative Republic of Brazil:
5,555,000		10.125% due 5/15/27	6,332,700
12,365,000		12.250% due 3/6/30	16,167,237
9,340,000		11.000% due 8/17/40	10,979,170
17,927,498		C Bonds, 8.000% due 4/15/14	18,190,584
		Collective Action Securities:
3,000,000		10.500% due 7/14/14	3,488,250
3,200,000		8.000% due 1/15/18	3,260,800

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT†	SECURITY(a)	VALUE
Brazil (continued)
19,336,719	DCB, Series L, 4.313% due 4/15/12 (d)	$18,726,404
	FLIRB, Series L:
584,615	Bearer, 4.250% due 4/15/09 (d)	573,654
1,661,539	Registered, 4.250% due 4/15/09 (d)	1,630,385
1,270,674	NMB, Series L, 4.313% due 4/15/09 (d)	1,261,144

	Total Brazil	80,610,328

Bulgaria - 0.2%
2,625,000	Republic of Bulgaria, 8.250% due 1/15/15 (b)	3,255,000

Chile - 0.3%
4,825,000	Republic of Chile, 5.500% due 1/15/13	5,046,006

Colombia - 1.2%
	Republic of Colombia:
4,425,000	10.000% due 1/23/12	5,088,750
2,500,000	10.750% due 1/15/13	2,968,750
1,955,000	10.375% due 1/28/33	2,306,900
6,025,000	Medium-Term Notes, 11.750% due 2/25/20	7,847,562

	Total Colombia	18,211,962

Ecuador - 0.3%
	Republic of Ecuador:
715,000	12.000% due 11/15/12 (b)	704,275
3,605,000	Step bond to yield 11.534% due 8/15/30 (b)	3,118,325

	Total Ecuador	3,822,600

El Salvador - 0.3%
3,165,000	Republic of El Salvador, 7.750% due 1/24/23 (b)	3,568,538

Mexico - 5.2%
	United Mexican States:
5,200,000	11.375% due 9/15/16	7,631,000
1,650,000	8.125% due 12/30/19	1,994,850
	Medium-Term Notes:
3,450,000	8.300% due 8/15/31	4,269,375
	Series A:
1,075,000	6.375% due 1/16/13	1,139,231
12,819,000	5.875% due 1/15/14	13,171,523
33,510,000	6.625% due 3/3/15	36,274,575
9,850,000	8.000% due 9/24/22	11,884,025
2,090,000	7.500% due 4/8/33	2,401,410

	Total Mexico	78,765,989

Panama - 0.8%
	Republic of Panama:
1,835,000	9.625% due 2/8/11	2,202,000
1,675,000	7.250% due 3/15/15	1,822,400
5,545,000	9.375% due 1/16/23	6,903,525
1,689,509	PDI, 4.688% due 7/17/16 (d)	1,638,824

	Total Panama	12,566,749

Peru - 1.0%
	Republic of Peru:
4,725,000	8.750% due 11/21/33	5,386,500
	FLIRB:
10,459,350	5.000% due 3/7/17 (d)	9,988,679

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT†	SECURITY(a)	VALUE
Peru (continued)
173,250	5.000% due 3/7/17 (b)(d)	$165,454

	Total Peru	15,540,633

Philippines - 1.1%
	Republic of the Philippines:
1,675,000	8.250% due 1/15/14	1,691,750
1,900,000	9.375% due 1/18/17	2,033,000
4,975,000	9.875% due 1/15/19	5,360,563
5,025,000	10.625% due 3/16/25	5,575,991
1,975,000	9.500% due 2/2/30	1,992,874

	Total Philippines	16,654,178

Russia - 3.2%
225,000	Aries Vermogensverwaltungs GmbH, Russian Federation Credit-Linked Notes, Series C, 9.600% due 10/25/14 (b)(c)	290,025
	Russian Federation:
275,000	12.750% due 6/24/28 (b)	496,031
43,185,000	Step bond to yield 5.683% due 3/31/30 (b)	47,935,350

	Total Russia	48,721,406

South Africa - 0.4%
	Republic of South Africa:
575,000	9.125% due 5/19/09	658,950
5,000,000	6.500% due 6/2/14	5,437,500

	Total South Africa	6,096,450

Turkey - 1.2%
	Republic of Turkey:
500,000	11.750% due 6/15/10	620,625
10,225,000	11.500% due 1/23/12	13,049,656
3,225,000	11.875% due 1/15/30	4,598,044

	Total Turkey	18,268,325

Ukraine - 0.3%
	Republic of Ukraine:
2,417,441	11.000% due 3/15/07 (b)	2,544,357
2,150,000	7.650% due 6/11/13 (b)	2,367,687

	Total Ukraine	4,912,044

Uruguay - 0.2%
3,550,000	Republic of Uruguay, Benchmark Bonds, 7.500% due 3/15/15	3,514,500

Venezuela - 0.9%
	Bolivarian Republic of Venezuela:
1,175,000	5.375% due 8/7/10 (b)	1,103,619
3,050,000	8.500% due 10/8/14	3,164,375
8,200,000	Collective Action Securities, 10.750% due 9/19/13	9,532,500
425,000	Par Bonds, Series A, 6.750% due 3/31/20	427,125

	Total Venezuela	14,227,619

	TOTAL SOVEREIGN BONDS (Cost - $325,260,232)	346,572,518

SHARES
ESCROWED SHARES - 0.0%(g)
8,800,000	Breed Technologies Inc. (e)(f)*	0
5,500,000	Imperial Holly Co.*	0
2,025,000	Pillowtex Corp.*	0

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY(a)	VALUE
ESCROWED SHARES (g) (continued)
$2,648,056	Vlasic Foods International Inc. (e)(f)* (Cost - $0)	$95,860

FACE AMOUNT
LOAN PARTICIPATION (d)(h) - 0.1%
Morocco - 0.1%
977,861	Kingdom of Morocco, Tranche A, 3.803% due 1/2/09 (CS First Boston Inc.) (Cost - $967,609)	970,527

SHARES
COMMON STOCK - 3.6%
CONSUMER DISCRETIONARY - 1.4%
Household Durables - 0.0%
52,472	Mattress Discounters Corp. (e)(g)*	0

Media - 1.4%
141,843	Liberty Global Inc., Class A Shares*	6,729,010
229,356	NTL Inc. (c)*	15,281,990

		22,011,000

	TOTAL CONSUMER DISCRETIONARY	22,011,000

MATERIALS - 0.1%
Chemicals - 0.1%
93,506	Applied Extrusion Technologies Inc., Class A Shares (c)*	1,425,967

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.6%
375,814	Telewest Global Inc.*	8,395,685

Wireless Telecommunication Services - 1.5%
283,656	SpectraSite Inc.*	23,174,695

	TOTAL TELECOMMUNICATION SERVICES	31,570,380

	TOTAL COMMON STOCK
	(Cost - $48,855,900)	55,007,347

PREFERRED STOCK (e)(g) - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
17,552	TCR Holdings Corp., Class B Shares*	17
9,654	TCR Holdings Corp., Class C Shares*	10
25,451	TCR Holdings Corp., Class D Shares*	25
52,657	TCR Holdings Corp., Class E Shares*	53

	TOTAL PREFERRED STOCK (Cost - $6,260)	105

CONVERTIBLE PREFERRED STOCK - 0.5%
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
6,845	Alamosa Holdings Inc., 7.500%, Cumulative Convertible, Series B (c)
	(Cost - $2,104,638)	8,117,314

WARRANT
WARRANTS - 0.1%
1,800	American Tower Corp., expires 8/1/08(b)*	580,386
18,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, expires 4/15/20*	444,000
3,500	Brown Jordan International Inc., expires 8/15/07(b)(e)*	31

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

WARRANT	SECURITY(a)	VALUE
WARRANTS (continued)
30,928,049	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (e)*	$38,660
2,750	Leap Wireless International Inc., expires 4/15/10(b)(e)(g)*	0
3,500	Mattress Discounters Co., expires 7/15/07(b)(e)(g)*	0
2,000	Mueller Holdings Inc., expires 4/15/14(b)*	720,500
13,614	Pillowtex Corp., expires 11/24/09(e)(g)*	14
5,000	UbiquiTel Inc., expires 4/15/10(b)(e)(g)*	50

	TOTAL WARRANTS (Cost - $728,219)	1,783,641

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,229,866,274)	1,281,550,439

FACE AMOUNT
SHORT-TERM INVESTMENTS - 15.9%
Repurchase Agreement - 0.7%
$10,669,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman Sachs & Co., 3.300% due 8/1/05, Proceeds at maturity - $10,671,934; (Fully collateralized by various U.S. Treasury Obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $10,882,403) (Cost - $10,669,000)	10,669,000

SHARES
Securities Purchased from Securities Lending Collateral - 15.2%
231,654,999	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $231,654,999)	231,654,999

	TOTAL SHORT-TERM INVESTMENTS (Cost - $242,323,999)	242,323,999

	TOTAL INVESTMENTS - 100.0% (Cost - $1,472,190,273#)	$1,523,874,438

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	All securities (except those on loan) are segregated as collateral pursuant to a loan agreement, futures contracts, reverse repurchase agreements, swap agreements and/or extended settlements.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(c)	All or a portion of this security is on loan.

(d)	Variable rate securities. Coupon rates disclosed are those which are in effect at July 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(e)	Illiquid security.

(f)	Security is currently in default.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(h)	Participation interest was acquired through the financial institutions indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
C Bond	— Capitalization Bond
DCB	— Debt Conversion Bond
FLIRB	— Front-Loaded Interest Reduction Bonds
NMB	— New Money Bond
PDI	— Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maximize current income by investing at least 80% of its net assets plus any borrowings for investment purposes in high yield debt securities (as defined in the Fund’s prospectus). As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market. However, when the spread between the bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings which may create leverage risk by the Fund.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Notes to Schedule of Investments (unaudited) (continued)

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation and any other persons interpositioned between the Fund and borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit Default Swaps. The Fund enters into credit default swap contracts (“swaps”) for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are mark to market daily based upon quotations from market makers. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$104,811,414
Gross unrealized depreciation	(53,127,249)

Net unrealized appreciation	$51,684,165

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2005, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$12,846,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 7/5/05 bearing 3.000% to be repurchased at $13,236,733 on 7/5/06, collateralized by: $12,000,000 United Mexican States, Medium-Term Notes, Series A, 5.875% due 1/15/14; Market value (including accrued interest) - $12,362,568	$12,846,000
11,800,000	Reverse Repurchase Agreement with UBS Financial Services Inc., dated 7/5/05 bearing 3.350% to be repurchased at $12,200,790 on 7/5/06, collateralized by: $10,000,000 Federative Republic of Brazil, 12.250% due 3/6/30; Market value (including accrued interest) - $13,567,663	11,800,000
20,070,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 7/18/05 bearing 1.750% to be repurchased at $20,426,103 on 7/18/06, collateralized by: $18,000,000 United Mexican States, Medium-Term Notes, Series A, 6.625% due 3/3/15; Market value (including accrued interest) - $19,974,314	20,070,000
15,610,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 7/18/05 bearing 1.750% to be repurchased at $15,886,969 on 7/18/06, collateralized by: $14,000,000 United Mexican States, Medium-Term Notes, Series A, 6.625% due 3/3/15; Market value (including accrued interest) - $15,535,577	15,610,000
35,318,500	Reverse Repurchase Agreement with CS First Boston Corp., dated 7/27/05 bearing 3.400% to be repurchased at $36,536,007 on 7/27/06, collateralized by: $35,000,000 Russian Federation, 5.000% due 3/31/30; Market value (including accrued interest) - $39,439,981	35,318,500

	Total Reverse Repurchase Agreements (Cost - $95,644,500)	$95,644,500

At July 31, 2005, the Fund loaned securities having a market value of $227,216,236. The Fund received cash collateral amounting to $231,654,999 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund registered, under the 1940 Act.

At July 31, 2005, the Fund held one loan participation with a total cost of $967,609 and a total market value of $970,527.

At July 31, 2005, the Fund held the following credit default swap contract:

Swap Counterparty:	Morgan Stanley & Co. International Ltd.

Effective Date:	3/16/05

Reference Entity:	Federative Republic of Brazil 12.250% due 3/6/30

Notional Amount:	$16,000,000 Fixed Rate 3.600%

Termination Date:	3/20/10

Unrealized Appreciation	$313,437

3. Loan

At July 31, 2005, the Fund had a $300,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company, LLC and Citicorp North America, Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as administrative agent of the credit facility. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses.

In the course of discussions with the Securities and Exchange Commission regarding modifying the exemptive relief that CNA and the Fund rely upon for this type of financing, interpretive issues arose with respect to the existing relief. The Fund cannot predict the outcome of these discussions. If the Fund is required to seek alternate financing sources, it’s cost of borrowing may increase.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers High Income Fund II Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	September 28, 2005